Summary of Principal Accounting Policies - Assets Measured at Fair Value on Non-Recurring Basis (Details) - Fair Value, Nonrecurring - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary Of Principle Accounting Policies [Line Items]
Long-term investments – Equity securities without readily determinable fair values	¥ 3,523,212	¥ 8,523,212
Fair value adjustment		8,223,212
Impairment	5,000,000
Significant Unobservable Inputs (Level 3)
Summary Of Principle Accounting Policies [Line Items]
Long-term investments – Equity securities without readily determinable fair values	¥ 3,523,212	¥ 8,523,212